Long Term Debts (Details) - Schedule of Maturity Dates - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Dates [Line Items]
Total Maturity	$ 76,701	$ 48,630
First year (Current maturities) [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity	24,435	18,218
Second year [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity	18,731	10,043
Third year [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity	14,617	9,818
Fourth year [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity	15,037	5,000
Fifth year and thereafter [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity	$ 3,881	$ 5,551